UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-09205

Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

85 Broad Street

 New York, NY 10004

(Address of principal executive offices) (Zip code)

John J. Mahon, Esq.
Schulte Roth & Zabel LLP
919 3rd Avenue, 24th Floor
New York, NY 10122

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.
Financial Statements
For the Six Months Ended June 30, 2021

Advantage Advisers Xanthus Fund, L.L.C.
Financial Statements
For the Six Months Ended June 30, 2021
(Unaudited)

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital (Unaudited)

June 30, 2021
Assets
Investments in securities, at fair value (cost $2,592,185,253)	$4,325,973,702
Purchased options, at fair value (cost $309,008,142)	222,561,873
Cash and cash equivalents (including United States Dollars of $214,501,868, Euros of $7,685,053 with a cost of $7,819,753, Hong Kong Dollars of $29,048,871 with a cost of $29,043,103 and Japanese Yen of $12,411,887 with a cost of $12,517,629, of which $200,757,729 is restricted cash)	263,647,679
Receivable for investment securities sold	191,163,889
Unrealized gain on total return swap contracts	178,936,026
Due from brokers (including United States Dollars of $3,401,394, Euros of $4,739,903 with a cost of $4,831,557 and Japanese Yen of $678,947 with a cost of $694,650, all of which is restricted cash)	8,820,244
Dividends receivable	528,535
Other assets	193,250
Total assets	5,191,825,198
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $857,160,418)	934,921,618
Written options (proceeds $13,143,045)	30,432,450
Due to brokers (including United States Dollars of $206,891,691,
Canadian Dollars of $7,844,789 with a cost of $7,965,393 and
Hong Kong Dollars of $8,994,162 with a cost of $8,997,902)	223,730,641
Payable for investment securities purchased	152,796,956
Withdrawals payable (see Note 3)	61,610,955
Unrealized loss on total return swap contracts	38,013,704
Dividends payable on securities sold, not yet purchased	2,274,810
Accounting and investor services fees payable	324,039
Accrued expenses	2,891,154
Total liabilities	1,446,996,327
Members’ Capital	$3,744,828,871
Members’ Capital
Represented by:
Net capital contributions	$1,329,823,441
Total earnings (loss)	2,415,005,430
Members’ Capital	$3,744,828,871

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			June 30, 2021 Fair Value
	Investments in Securities – 115.52%
	Common Stock – 115.52%
	United States – 89.63%
	Aerospace / Defense – 2.52%
367,161	Raytheon Technologies Corp.	(a)	$31,322,505
96,971	TransDigm Group, Inc.*	(a)	62,768,359
			94,090,864
	Applications Software – 8.71%
67,825	Confluent, Inc., Class A*		3,221,688
123,542	Elastic NV*		18,007,482
472,658	Five9, Inc.*		86,680,751
434,109	Microsoft Corp.	(a)	117,600,128
32,200	Olo, Inc., Class A*		1,203,958
58,883	Procore Technologies, Inc.*		5,590,941
286,955	PTC, Inc.*	(a)	40,535,263
573,863	Qualtrics International, Inc., Class A*		21,950,260
432,339	Smartsheet, Inc., Class A*	(a)	31,266,756
			326,057,227
	Building Products – Cement / Aggregate – 1.51%
92,967	Martin Marietta Materials, Inc.		32,706,720
137,586	Vulcan Materials Co.		23,949,595
			56,656,315
	Coatings / Paint – 0.70%
96,335	The Sherwin-Williams Co.		26,246,471
	Commercial Services – 1.98%
60,917	Cintas Corp.	(a)	23,270,294
616,340	CoStar Group, Inc.*	(a)	51,045,279
			74,315,573
	Commercial Services – Finance – 5.99%
428,371	Avalara, Inc.*	(a)	69,310,428
252,339	Global Payments, Inc.		47,323,656
178,609	PayPal Holdings, Inc.*	(a)	52,060,951
71,953	S&P Global, Inc.	(a)	29,533,109
239,161	TransUnion		26,262,269
			224,490,413
	Communications Software – 4.22%
547,487	Avaya Holdings Corp.*		14,727,400
492,889	RingCentral, Inc., Class A*	(a)	143,223,686
			157,951,086
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2021 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Aided Design – 7.57%
94,469	Altair Engineering, Inc.,Class A*		$6,515,527
54,254	ANSYS, Inc.*		18,829,393
119,406	Aspen Technology, Inc.*	(a)	16,423,101
95,269	Autodesk, Inc.*		27,809,021
705,539	Cadence Design Systems, Inc.*		96,531,846
425,669	Synopsys, Inc.*	(a)	117,395,254
			283,504,142
	Computer Software – 3.41%
393,498	Dynatrace, Inc.*		22,988,153
218,369	Twilio, Inc., Class A*		86,072,325
359,846	ZoomInfo Technologies, Inc., Class A*		18,773,166
			127,833,644
	Computers – 2.62%
716,908	Apple, Inc.	(a)	98,187,720
	E-Commerce / Products – 3.56%
38,721	Amazon.com, Inc.*	(a)	133,206,435
	E-Commerce / Services – 5.47%
281,150	DoorDash, Inc., Class A*		50,137,480
342,121	Expedia Group, Inc.*		56,008,629
642,812	Lyft, Inc., Class A*	(a)	38,877,270
138,129	Marqeta, Inc., Class A*		3,877,281
54,135	Match Group, Inc.*		8,729,269
699,368	Uber Technologies, Inc.*		35,052,324
97,677	Zillow Group, Inc., Class C*		11,938,083
			204,620,336
	Electronic Components – Semiconductors – 0.14%
63,384	Micron Technology, Inc.*		5,386,372
	Energy – Alternate Sources – 0.08%
79,839	Stem, Inc.*		2,875,002
	Enterprise Software / Services – 4.24%
261,253	Alteryx, Inc., Class A*		22,472,983
112,999	Ceridian HCM Holding, Inc.*		10,838,864
228,855	Coupa Software, Inc.*	(a)	59,985,184
754,979	SS&C Technologies Holdings, Inc.	(a)	54,403,787
162,364	UiPath, Inc., Class A*		11,029,387
			158,730,205

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2021 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Entertainment Software – 1.62%
635,661	Activision Blizzard, Inc.	(a)	$60,667,486
	Finance – Credit Card – 2.70%
139,756	Mastercard, Inc., Class A	(a)	51,023,518
214,759	Visa, Inc., Class A	(a)	50,214,949
			101,238,467
	Finance – Other Services – 1.75%
552,008	Intercontinental Exchange, Inc.	(a)	65,523,350
	Human Resources – 0.36%
71,172	Paylocity Holding Corp.*	(a)	13,579,618
	Internet Application Software – 0.82%
445,537	Anaplan, Inc.*		23,747,122
28,514	Okta, Inc.*		6,976,806
			30,723,928
	Internet Content – Entertainment – 5.94%
413,785	Facebook, Inc., Class A*	(a)	143,877,182
62,633	Netflix, Inc.*	(a)	33,083,377
573,411	Pinterest, Inc., Class A*		45,270,798
			222,231,357
	Medical Information Systems – 0.10%
48,838	Schrodinger, Inc.*		3,692,641
4,100	Signify Health, Inc., Class A*		124,763
			3,817,404
	Medical – Biomedical / Genetics – 5.36%
68,458	4D Molecular Therapeutics, Inc.*		1,648,469
169,037	Acceleron Pharma, Inc.*		21,212,453
357,510	Akero Therapeutics, Inc.*		8,869,823
96,657	Alnylam Pharmaceuticals, Inc.*		16,385,295
145,721	Applied Therapeutics, Inc.*		3,028,082
283,071	Arena Pharmaceuticals, Inc.*	(a)	19,305,442
142,524	Avidity Biosciences, Inc.*		3,521,768
151,022	Blueprint Medicines Corp.*	(a)	13,283,895
365,989	Cerevel Therapeutics Holdings, Inc.*		9,376,638
540,664	Certara, Inc.*		15,317,011
117,777	Deciphera Pharmaceuticals, Inc.*		4,311,816
163,130	IGM Biosciences, Inc.*		13,572,416
385,892	Karyopharm Therapeutics, Inc.*		3,982,405
88,301	Keros Therapeutics, Inc.*		3,750,144
282,545	Mersana Therapeutics, Inc.*		3,836,961
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2021 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical – Biomedical / Genetics – (continued)
75,388	Recursion Pharmaceuticals, Inc.*		$2,751,662
9,720	Sana Biotechnology, Inc.*		191,095
629,789	TG Therapeutics, Inc.*		24,429,515
97,213	Turning Point Therapeutics, Inc.*		7,584,558
257,041	Ultragenyx Pharmaceutical, Inc.*	(a)	24,508,859
			200,868,307
	Medical – Drugs – 0.37%
175,798	Allovir, Inc.*		3,470,253
33,629	Morphic Holding, Inc.*		1,929,968
148,165	ORIC Pharmaceuticals, Inc.*		2,621,039
173,854	PMV Pharmaceuticals, Inc.*		5,938,853
			13,960,113
	Metal Processors & Fabrication – 0.05%
20,790	Xometry, Inc., Class A*		1,816,838
	REITs – Diversified – 3.10%
196,283	American Tower Corp.		53,023,890
78,431	Equinix, Inc.		62,948,721
			115,972,611
	Retail – Apparel / Shoes – 1.95%
130,637	Burlington Stores, Inc.*		42,063,808
248,975	Ross Stores, Inc.	(a)	30,872,900
			72,936,708
	Retail – Building Products – 0.50%
97,188	Lowe’s Cos., Inc.	(a)	18,851,556
	Retail – Discount – 0.47%
80,879	Dollar General Corp.	(a)	17,501,407
	Retail – Major Department Store – 1.72%
957,500	The TJX Cos., Inc.	(a)	64,554,650
	Retail – Restaurants – 3.19%
52,451	Chipotle Mexican Grill, Inc.*	(a)	81,316,883
330,983	Yum! Brands, Inc.		38,072,974
			119,389,857
	Semiconductor Components – Integrated Circuits – 1.73%
376,805	Analog Devices, Inc.	(a)	64,870,749

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2021 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Semiconductor Equipment – 5.05%
197,973	KLA Corp.	(a)	$64,184,826
78,183	Lam Research Corp.	(a)	50,873,678
551,596	Teradyne, Inc.	(a)	73,891,800
			188,950,304
	Specified Purpose Acquisitions – 0.13%
335,323	CM Life Sciences, Inc., Class A*		4,697,875
	Total United States (Cost $1,978,018,530)		$3,356,304,390
	Argentina – 2.04%
	E-Commerce / Services – 2.04%
49,164	MercadoLibre, Inc.*		76,587,188
	Total Argentina (Cost $30,252,566)		$76,587,188
	Australia – 0.84%
	Enterprise Software / Services – 0.84%
123,143	Atlassian Corp. PLC, Class A*		31,630,511
	Total Australia (Cost $24,989,172)		$31,630,511
	Brazil – 0.80%
	Finance – Investment Banker / Broker – 0.80%
685,265	XP, Inc., Class A*		29,843,291
	Total Brazil (Cost $18,748,436)		$29,843,291
	Canada – 2.23%
	Internet Application Software – 2.23%
57,077	Shopify, Inc., Class A*		83,388,355
	Total Canada (Cost $30,022,361)		$83,388,355

	China – 7.02%
	E-Commerce / Products – 1.96%
107,060	Alibaba Group Holding, Ltd. – Sponsored ADR*		24,279,067
573,221	JD.com, Inc. – Sponsored ADR*		45,748,768
360,997	Yatsen Holding, Ltd. – Sponsored ADR*		3,382,542
			73,410,377
	E-Commerce / Services – 0.93%
65,520	Kanzhun, Ltd.*		2,597,868
910,382	Trip.com Group, Ltd. – Sponsored ADR*		32,282,146
			34,880,014
	Entertainment Software – 0.88%
271,312	Bilibili, Inc. – Sponsored ADR*		33,056,654

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		June 30, 2021 Fair Value
	Common Stock – (continued)
	China – (continued)
	Enterprise Software / Services – 0.15%
1,130,447	Ming Yuan Cloud Group Holdings, Ltd.	$5,611,586
	Internet Content – Information / Networks – 1.68%
1,521,500	Meituan, Class B*	62,773,373
	Medical – Biomedical / Genetics – 0.06%
239,300	Everest Medicines, Ltd.*	2,380,412
	Retail – Drug Stores – 0.37%
963,150	JD Health International, Inc.*	13,803,846
	Schools – 0.51%
2,314,495	New Oriental Education & Technology Group,
	Inc. – Sponsored ADR*	18,955,714
	Transport – Services – 0.48%
884,859	Full Truck Alliance Co., Ltd. – Sponsored ADR*	18,033,426
	Total China (Cost $172,537,145)	$262,905,402
	France – 4.89%
	Aerospace / Defense – Equipment – 3.14%
479,329	Airbus SE	61,641,228
402,680	Safran SA	55,833,768
		117,474,996
	Apparel Manufacturers – 0.56%
24,014	Kering SA	20,988,435
	Entertainment Software – 0.15%
82,482	Ubisoft Entertainment SA*	5,775,022
	Textile-Apparel – 1.04%
49,605	LVMH Moet Hennessy Louis Vuitton SE	38,902,010
	Total France (Cost $152,951,280)	$183,140,463
	Germany – 1.93%
	Aerospace / Defense – 0.58%
87,652	MTU Aero Engines AG	21,714,425
	Athletic Footwear – 1.35%
135,518	adidas AG	50,447,119
	Total Germany (Cost $47,521,488)	$72,161,544
	Hong Kong – 0.25%
	Retail – Drug Stores – 0.25%
4,200,000	Alibaba Health Information Technology, Ltd.*	9,313,082
	Total Hong Kong (Cost $12,921,156)	$9,313,082

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		June 30, 2021 Fair Value
	Common Stock – (continued)
	Israel – 0.26%
	Applications Software – 0.26%
214,914	JFrog, Ltd.*	$9,782,885
	Total Israel (Cost $11,976,554)	$9,782,885
	Japan – 2.78%
	Audio / Video Products – 1.45%
558,500	Sony Group Corp.	54,420,916
	Finance – Other Services – 0.39%
659,178	Japan Exchange Group, Inc.	14,669,517
	Web Portals / ISP – 0.94%
7,007,103	Z Holdings Corp.*	35,152,311
	Total Japan (Cost $69,213,979)	$104,242,744
	Singapore – 1.19%
	E-Commerce / Products – 1.19%
161,975	Sea, Ltd. – Sponsored ADR*	44,478,335
	Total Singapore (Cost $5,200,884)	$44,478,335
	Taiwan – 1.47%
	Semiconductor Components – Integrated Circuits – 1.47%
457,414	Taiwan Semiconductor Manufacturing Co., Ltd. – Sponsored ADR	54,962,866
	Total Taiwan (Cost $34,406,618)	$54,962,866
	Uruguay – 0.19%
	Commercial Services – Finance – 0.19%
137,686	Dlocal, Ltd.*	7,232,646
	Total Uruguay (Cost $3,425,084)	$7,232,646
	Total Common Stock (Cost $2,592,185,253)	$4,325,973,702
	Total Investments in Securities (Cost $2,592,185,253) – 115.52%	$4,325,973,702
	Total Purchased Options (Cost $309,008,142) – 5.94%	222,561,873
	Total Securities Sold, Not Yet Purchased (Proceeds $857,160,418) – (24.97%)	(934,921,618)
	Total Written Options (Proceeds $13,143,045) – (0.81)%	(30,432,450)
	Other Assets, in Excess of Liabilities – 4.32%**	161,647,364
	Members’ Capital – 100.00%	$3,744,828,871

(a)
Partially or wholly held in a pledge account by the Custodian, the assets of which are pledged as collateral for securities sold, not yet purchased (see Note 6).

*
Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

**
Includes $214,501,868 invested in a U.S. Dollar Cash Reserve Account at the Bank of New York Mellon (the “Custodian”), which is 5.73% of Members’ Capital, and foreign currency with a U.S. Dollar Value of  $49,145,811 held in a Foreign Cash Account with the Custodian, which is 1.31% of Members’ Capital. $200,757,729 of those amounts is held as restricted cash and is in a segregated account with the Custodian, primarily as collateral for swap contracts, in each case as at June 30, 2021.

ADR
American Depository Receipt

REIT
Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Investments in Securities – By Industry	June 30, 2021 Percentage of Members’ Capital (%)
Aerospace / Defense	3.10
Aerospace / Defense - Equipment	3.14
Apparel Manufacturers	0.56
Applications Software	8.97
Athletic Footwear	1.35
Audio / Video Products	1.45
Building Products - Cement / Aggregate	1.51
Coatings / Paint	0.70
Commercial Services - Finance	6.18
Commercial Services	1.98
Communications Software	4.22
Computer Aided Design	7.57
Computer Software	3.41
Computers	2.62
E-Commerce / Products	6.71
E-Commerce / Services	8.44
Electronic Components - Semiconductors	0.14
Energy - Alternate Sources	0.08
Enterprise Software / Services	5.23
Entertainment Software	2.65
Finance - Credit Card	2.70
Finance - Investment Banker / Broker	0.80
Finance - Other Services	2.14
Human Resources	0.36
Investments in Securities – By Industry	June 30, 2021 Percentage of Members’ Capital (%)
Internet Application Software	3.05
Internet Content - Entertainment	5.94
Internet Content - Information / Networks	1.68
Medical Information Systems	0.10
Medical - Biomedical / Genetics	5.42
Medical - Drugs	0.37
Metal Processors & Fabrication	0.05
REITs - Diversified	3.10
Retail - Apparel / Shoes	1.95
Retail - Building Products	0.50
Retail - Discount	0.47
Retail - Drug Stores	0.62
Retail - Major Department Stores	1.72
Retail - Restaurants	3.19
Schools	0.51
Semiconductor Components - Integrated Circuits	3.20
Semiconductor Equipment	5.05
Specified Purpose Acquisitions	0.13
Textile - Apparel	1.04
Transport Services	0.48
Web Portals / ISP	0.94
Total Investments in Securities	115.52%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2021 Fair Value
			Purchased Options – 5.94%
			Equity Options – 5.86%
			Equity Call Options – 4.15%
			United States – 3.28%
			Advertising Services – 0.07%
		7/16/2021
$43,125,000	5,750	$75	The Trade Desk, Inc., Class A	$2,702,500
			Airlines – 0.12%
		11/19/2021
15,534,600	9,138	$17	American Airlines Group, Inc.	4,614,690
			Auto-Cars / Light Trucks – 0.32%
		1/21/2022
23,558,000	23,558	$10	Ford Motor Co.	12,014,580
			Beverages - Non-Alcoholic – 0.00%
		9/17/2021
8,004,000	1,392	$57.50	The Coca-Cola Co.	62,640
			Commercial Services - Finance – 0.38%
		9/17/2021
58,760,000	2,938	$200	Square, Inc., Class A	14,366,820
			Communications Software – 0.47%
		10/15/2021
8,027,000	349	$230	RingCentral, Inc., Class A	2,331,320
		10/15/2021
9,558,000	354	$270	RingCentral, Inc., Class A	1,438,656
		9/17/2021
25,346,000	874	$290	Zoom Video Communications, Inc.	9,048,522
		11/19/2021
11,704,000	418	$280	Zoom Video Communications, Inc.	4,777,740
				17,596,238
			Computer Software – 0.08%
		12/17/2021
15,246,000	693	$220	Snowflake, Inc.	2,966,040
			Computers – 0.03%
		11/19/2021
6,792,000	566	$120	Apple, Inc.	1,137,660
		11/19/2021
9,744,000	2,784	$35	HP, Inc.	141,984
				1,279,644
			Cruise Lines – 0.06%
		10/15/2021
8,787,500	3,515	$25	Carnival Corp.	1,202,130
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2021 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			Cruise Lines – (continued)
		11/19/2021
$3,467,500	1,387	$25	Carnival Corp.	$527,060
		1/21/2022
3,427,500	1,371	$25	Carnival Corp.	612,837
				2,342,027
			Data Processing / Management – 0.30%
		11/19/2021
27,700,000	1,385	$200	DocuSign, Inc.	11,156,175
			Diversified Manufacturing Operations – 0.04%
		9/17/2021
7,374,900	5,673	$13	General Electric Co.	646,722
		1/21/2022
9,794,400	6,996	$14	General Electric Co.	839,520
				1,486,242
			E-Commerce / Products – 0.16%
		8/20/2021
47,430,000	153	$3,100	Amazon.com, Inc.	6,108,984
			E-Commerce / Services – 0.29%
		12/17/2021
79,980,000	372	$2,150	Booking Holdings, Inc.	7,280,040
		10/15/2021
6,987,750	1,331	$52.50	Lyft, Inc., Class A	1,437,480
		9/17/2021
16,704,000	1,392	$120	Zillow Group, Inc., Class C	1,907,040
				10,624,560
			Electronic Components - Semiconductors – 0.03%
		8/20/2021
19,046,500	3,463	$55	Intel Corp.	1,073,530
			Food - Miscellaneous / Diversified – 0.01%
		10/15/2021
9,048,000	1,392	$65	General Mills, Inc.	111,360
		1/21/2022
9,443,250	1,399	$67.50	General Mills, Inc.	118,915
		9/17/2021
9,396,000	1,392	$67.50	Kellogg Co.	132,240
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2021 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			Food - Miscellaneous / Diversified – (continued)
		9/17/2021
$9,863,000	1,409	$70	Kellogg Co.	$64,814
				427,329
			Hotels & Motels – 0.13%
		10/15/2021
38,665,000	3,515	$110	Hilton Worldwide Holdings, Inc.	4,850,700
			Internet Content - Entertainment – 0.43%
		7/16/2021
9,230,000	355	$260	Facebook, Inc., Class A	3,152,400
		8/20/2021
33,450,000	1,115	$300	Facebook, Inc., Class A	5,630,750
		10/15/2021
24,489,000	907	$270	Facebook, Inc., Class A	7,363,933
				16,147,083
			Multimedia – 0.11%
		10/15/2021
32,224,000	2,014	$160	The Walt Disney Co.	3,927,300
			Web Portals / ISP – 0.25%
		8/20/2021
52,360,000	238	$2,200	Alphabet, Inc., Class A	6,140,400
		12/17/2021
22,000,000	100	$2,200	Alphabet, Inc., Class A	3,107,000
				9,247,400
			Total United States (Cost $114,372,133)	$122,994,482
			Australia – 0.15%
			Enterprise Software / Services – 0.15%
		12/17/2021
30,521,000	1,327	$230	Atlassian Corp. PLC, Class A	5,666,290
			Total Australia (Cost $3,440,958)	$5,666,290
			Canada – 0.61%
			Internet Application Software – 0.61%
		9/17/2021
40,740,000	388	$1,050	Shopify, Inc., Class A	16,199,000
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2021 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			Canada – (continued)
			Internet Application Software – (continued)
		10/15/2021
$30,870,000	245	$1,260	Shopify, Inc., Class A	$6,825,700
			Total Canada (Cost $12,788,960)	$23,024,700
			China – 0.11%
			E-Commerce / Products – 0.11%
		9/17/2021
17,024,000	2,128	$80	JD.com, Inc. - Sponsored ADR	1,149,120
		10/15/2021
11,812,500	1,750	$67.50	JD.com, Inc. - Sponsored ADR	2,458,750
			Total China (Cost $4,064,067)	$3,607,870
			Total Equity Call Options (Cost $134,666,118)	$155,293,342

			Equity Put Options – 1.71%
			United States – 1.71%
			Growth & Income - Large Cap – 0.45%
		9/17/2021
676,480,000	19,328	$350	SPDR S&P 500 ETF Trust	2,879,872
		12/17/2021
763,384,000	20,632	$370	SPDR S&P 500 ETF Trust	13,926,600
				16,806,472
			Sector Fund - Technology – 1.26%
		9/17/2021
939,861,000	32,409	$290	Invesco QQQ Trust Series 1	5,639,166
		12/17/2021
666,387,900	21,993	$303	Invesco QQQ Trust Series 1	14,603,352
		3/18/2022
645,907,500	20,505	$315	Invesco QQQ Trust Series 1	26,697,510
		7/16/2021
52,850,000	2,114	$250	VanEck Vectors Semiconductor ETF	264,250
				47,204,278
			Total United States (Cost $165,283,203)	$64,010,750
			Total Equity Put Options (Cost $165,283,203)	$64,010,750
			Total Equity Options (Cost $299,949,321)	$219,304,092

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2021 Fair Value
			Purchased Options – (continued)
			Currency Put Options – 0.08%
			United States – 0.08%
		10/15/2021
$2,023,256	34,585,569	$5.85	USD-BRL	$171,287
		12/17/2021
9,629,557	171,956,380	$5.60	USD-BRL	2,785,911
		8/20/2021
2,927,575	40,380,338	$7.25	USD-CNH	383
		12/17/2021
10,408,097	150,841,988	$6.90	USD-CNH	300,200
			Total United States (Cost $9,058,821)	$3,257,781
			Total Currency Put Options (Cost $9,058,821)	$3,257,781
			Total Purchased Options (Cost $309,008,142)	$222,561,873

ADR
American Depository Receipt

BRL
Brazilian Real

CNH
Chinese Renminbi Yuan

ETF
Exchange-Traded Fund

SPDR
Standard & Poor’s Depository Receipt

USD
United States Dollar

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (concluded)

Purchased Options – By Industry	June 30, 2021 Percentage of Members’ Capital (%)
Advertising Services	0.07
Airlines	0.12
Auto-Cars / Light Trucks	0.32
Beverages - Non-Alcoholic	0.00
Commercial Services - Finance	0.38
Communications Software	0.47
Computer Software	0.08
Computers	0.03
Cruise Lines	0.06
Currency	0.08
Data Processing / Management	0.30
Diversified Manufacturing Operations	0.04
E-Commerce / Products	0.27
Purchased Options – By Industry	June 30, 2021 Percentage of Members’ Capital (%)
E-Commerce / Services	0.29
Electronic Components-Semiconductors	0.03
Enterprise Software / Services	0.15
Food - Miscellaneous / Diversified	0.01
Growth & Income - Large Cap	0.45
Hotels & Motels	0.13
Internet Application Software	0.61
Internet Content - Entertainment	0.43
Multimedia	0.11
Sector Fund - Technology	1.26
Web Portals / ISP	0.25
Total Purchased Options	5.94%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		June 30, 2021 Fair Value
	Securities Sold, Not Yet Purchased – 24.97%
	Common Stock – 24.97%
	United States – 20.47%
	Advertising Agencies – 0.58%
201,270	Omnicom Group, Inc.	$16,099,587
171,563	The Interpublic Group of Cos., Inc.	5,574,082
		21,673,669
	Advertising Services – 0.57%
276,318	The Trade Desk, Inc., Class A*	21,375,961
	Airlines – 0.41%
725,453	American Airlines Group, Inc.*	15,386,858
	Apparel Manufacturers – 0.43%
854,424	Hanesbrands, Inc.	15,952,096
	Applications Software – 0.01%
13,993	Medallia, Inc.*	472,264
	Auto - Cars / Light Trucks – 0.63%
1,578,993	Ford Motor Co.*	23,463,836
	Beverages – Non-Alcoholic – 0.13%
91,862	The Coca-Cola Co.	4,970,653
	Broadcasting Services / Programming – 0.13%
135,087	Fox Corp., Class A	5,015,780
	Cable / Satellite Television – 0.07%
2,903	Charter Communications, Inc., Class A*	2,094,369
71,629	Sirius XM Holdings, Inc.	468,454
		2,562,823
	Commercial Services – 0.04%
55,971	Nielsen Holdings PLC	1,380,805
	Commercial Services – Finance – 0.18%
280,602	H&R Block, Inc.	6,588,535
	Computer Data Security – 0.42%
135,439	Qualys, Inc.*	13,637,353
25,307	Rapid7, Inc.*	2,394,801
		16,032,154
	Computer Software – 1.44%
41,978	Dropbox, Inc., Class A*	1,272,353
215,142	Fastly, Inc., Class A*	12,822,463
103,854	Snowflake, Inc.*	25,111,897
269,263	SolarWinds Corp.*	4,547,852
211,576	Teradata Corp.*	10,572,453
		54,327,018
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2021 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computers – 0.28%
87,096	Hewlett Packard Enterprise Co.	$1,269,860
310,996	HP, Inc.	9,388,969
		10,658,829
	Consumer Products - Miscellaneous – 0.50%
139,186	Kimberly-Clark Corp.	18,620,303
	Cruise Lines – 0.27%
381,856	Carnival Corp.*	10,065,724
	Diversified Manufacturing Operations – 0.14%
383,744	General Electric Co.	5,165,194
	E-Commerce / Products – 0.29%
34,344	Wayfair, Inc., Class A*	10,842,744
	E-Commerce / Services – 0.09%
84,683	Cargurus, Inc.*	2,221,235
33,741	TripAdvisor, Inc.*	1,359,763
		3,580,998
	Electric - Distribution – 0.23%
120,338	Consolidated Edison, Inc.	8,630,641
	Electric - Integrated – 0.41%
87,167	Duke Energy Corp.	8,605,126
118,308	The Southern Co.	7,158,817
		15,763,943
	Electronic Components - Semiconductors – 1.20%
610,467	Intel Corp.	34,271,617
55,598	Texas Instruments, Inc.	10,691,496
		44,963,113
	Enterprise Software / Services – 0.76%
87,013	New Relic, Inc.*	5,827,261
83,117	Oracle Corp.	6,469,827
67,965	Workday, Inc., Class A*	16,225,964
		28,523,052
	Finance - Credit Card – 0.33%
530,372	The Western Union Co.	12,182,645
	Food - Miscellaneous / Diversified – 1.10%
236,478	Campbell Soup Co.	10,781,032
246,873	General Mills, Inc.	15,041,972
238,541	Kellogg Co.	15,345,343
		41,168,347

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2021 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Footwear & Related Apparel – 0.03%
30,256	Wolverine World Wide, Inc.	$1,017,812
	Health & Biotechnology – 0.66%
62,968	iShares Biotechnology ETF	10,304,713
104,945	SPDR S&P Biotech ETF	14,209,553
		24,514,266
	Human Resources – 0.18%
74,891	Robert Half International, Inc.	6,663,052
	Internet Application Software – 0.16%
41,558	Zendesk, Inc.*	5,998,482
	Internet Content - Entertainment – 0.36%
196,877	Twitter, Inc.*	13,547,106
	Investment Management / Advisory Services – 0.90%
342,454	Franklin Resources, Inc.	10,955,103
82,447	Invesco, Ltd.	2,203,808
103,785	T Rowe Price Group, Inc.	20,546,316
		33,705,227
	Medical - Biomedical / Genetics – 0.43%
65,795	Amgen, Inc.	16,037,531
	Motorcycle / Motor Scooter – 0.09%
76,299	Harley-Davidson, Inc.	3,496,020
	Real Estate Management / Services – 0.14%
278,977	Realogy Holdings Corp.*	5,082,961
	Real Estate Operations / Development – 0.03%
54,572	Brookfield Property Partners LP*	1,034,139
	REITs - Apartments – 0.75%
78,453	AvalonBay Communities, Inc.	16,372,357
149,766	Equity Residential	11,531,982
		27,904,339
	REITs - Health Care – 0.71%
208,002	Ventas, Inc.	11,876,914
175,508	Welltower, Inc.	14,584,715
		26,461,629
	REITs - Office Property – 1.66%
33,774	Boston Properties, Inc.	3,870,163
223,914	Brandywine Realty Trust	3,069,861
268,994	Douglas Emmett, Inc.	9,043,578
173,996	Hudson Pacific Properties, Inc.	4,840,569
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2021 Fair Value
	Common Stock – (continued)
	United States – (continued)
	REITs - Office Property – (continued)
179,289	Kilroy Realty Corp.	$12,485,686
137,945	Mack-Cali Realty Corp.	2,365,757
141,757	SL Green Realty Corp.	11,340,560
337,456	Vornado Realty Trust	15,749,072
		62,765,246
	REITs - Regional Malls – 0.05%
13,273	Simon Property Group, Inc.	1,731,861
	REITs - Shopping Centers – 0.75%
90,953	Brixmor Property Group, Inc.	2,081,914
78,338	Federal Realty Investment Trust	9,178,863
377,903	Kimco Realty Corp.	7,879,278
101,233	Regency Centers Corp.	6,485,998
125,235	Urban Edge Properties	2,391,989
		28,018,042
	Retail - Apparel / Shoes – 0.17%
163,579	Chico’s FAS, Inc.*	1,076,350
160,489	The Gap, Inc.	5,400,455
		6,476,805
	Retail - Bedding – 0.04%
40,338	Bed, Bath & Beyond, Inc.*	1,342,852
	Retail - Home Furnishings – 0.02%
17,666	La-Z-Boy, Inc.	654,349
	Retail - Major Department Stores – 0.33%
334,935	Nordstrom, Inc.*	12,248,573
	Retail - Miscellaneous / Diversified – 0.27%
454,623	Sally Beauty Holdings, Inc.*	10,033,530
	Retail - Regional Department Stores – 0.58%
284,157	Kohl’s Corp.	15,659,892
321,023	Macy’s, Inc.*	6,086,596
		21,746,488
	Sector Fund - Energy – 0.06%
42,285	Energy Select Sector SPDR Fund	2,277,893
	Sector Fund - Technology – 0.58%
55,971	iShares Expanded Technology - Software Sector ETF	21,830,929

	Telephone - Integrated – 0.88%
592,062	AT&T, Inc.	17,039,544
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2021 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Telephone - Integrated – (continued)
278,372	Verizon Communications, Inc.	$15,597,183
		32,636,727
	Total United States (Proceeds $697,550,204)	$766,593,844
	Bermuda - 0.00%
	Investment Management / Advisory Services – 0.00%
902	Brookfield Asset Management Reinsurance Partners, Ltd.,Class A*	46,922
	Total Bermuda (Proceeds $29,351)	$46,922
	Brazil – 0.16%
	Commercial Services - Finance – 0.16%
91,686	StoneCo, Ltd., Class A*	6,148,463
	Total Brazil (Proceeds $5,903,660)	$6,148,463
	Canada – 0.58%
	Commercial Banks - Non-U.S. – 0.32%
104,800	Canadian Imperial Bank of Commerce	11,942,444
	Medical - Drugs – 0.08%
119,496	Canopy Growth Corp.*	2,890,432
	Private Equity – 0.18%
130,931	Brookfield Asset Management, Inc., Class A	6,674,863
	Total Canada (Proceeds $14,437,104)	$21,507,739

	China – 0.64%
	Computers – 0.02%
836,000	Lenovo Group, Ltd.	961,322
	E-Commerce / Products – 0.19%
55,971	Pinduoduo, Inc. – Sponsored ADR*	7,109,436
	Entertainment Software – 0.04%
92,615	Huya, Inc. – Sponsored ADR*	1,634,655
	Internet Content - Entertainment – 0.20%
301,494	Tencent Music Entertainment Group - Sponsored ADR*	4,667,127
57,451	Weibo Corp. - Sponsored ADR*	3,023,072
		7,690,199
	Metal - Aluminum – 0.03%
4,170,000	China Zhongwang Holdings, Ltd.	971,909

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2021 Fair Value
	Common Stock – (continued)
	China – (continued)
	Web Hosting / Design – 0.16%
164,328	Baozun, Inc. – Sponsored ADR*	$5,823,784
	Total China (Proceeds $26,151,184)	$24,191,305
	France – 0.46%
	Advertising Services – 0.38%
221,780	Publicis Groupe SA	14,186,700
	REITs - Diversified – 0.08%
112,487	Klepierre SA	2,898,746
	Total France (Proceeds $14,953,802)	$17,085,446
	Germany – 1.13%
	Auto - Cars / Light Trucks – 0.32%
111,518	Bayerische Motoren Werke AG	11,811,176
	Enterprise Software / Services – 0.81%
214,262	SAP SE	30,196,448
	Total Germany (Proceeds $38,435,310)	$42,007,624
	Hong Kong – 0.50%
	Commercial Banks - Non-U.S. – 0.13%
248,500	Hang Seng Bank, Ltd.	4,963,056
	Electric - Integrated – 0.26%
53,000	CLP Holdings, Ltd.	524,141
1,531,000	Power Assets Holdings, Ltd.	9,393,969
		9,918,110
	Gas - Distribution – 0.04%
852,195	Hong Kong & China Gas Co., Ltd.	1,323,419
	Real Estate Operations / Development – 0.07%
169,500	Sun Hung Kai Properties, Ltd.	2,525,306
	Total Hong Kong (Proceeds $20,463,031)	$18,729,891
	Israel – 0.71%
	Computer Data Security – 0.71%
227,842	Check Point Software Technologies, Ltd.*	26,459,291
	Total Israel (Proceeds $27,102,602)	$26,459,291

	Japan – 0.24%
	Advertising Services – 0.09%
89,400	Dentsu Group, Inc.	3,201,775

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2021 Fair Value
	Common Stock – (continued)
	Japan – (continued)
	E-Commerce / Products – 0.11%
362,600	Rakuten Group, Inc.	$4,096,769
	Electric - Integrated – 0.01%
36,100	Chubu Electric Power Co, Inc	441,696
	Gas - Distribution – 0.01%
30,200	Tokyo Gas Co., Ltd.	570,587
	Office Automation & Equipment – 0.02%
43,900	Seiko Epson Corp.	772,868
	Total Japan (Proceeds $8,313,289)	$9,083,695
	United Kingdom – 0.08%
	Diversified Banking Institutions – 0.08%
531,125	HSBC Holdings PLC	3,067,398
	Total United Kingdom (Proceeds $3,820,881)	$3,067,398
	Total Securities Sold, Not Yet Purchased (Proceeds $857,160,418)	$934,921,618

*
Non-income producing security.

ADR
American Depository Receipt

ETF
Exchange-Traded Fund

REIT
Real Estate Investment Trust

SPDR
Standard & Poor’s Depository Receipt

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Securities Sold, Not Yet Purchased — By Industry	June 30, 2021 Percentage of Members’ Capital (%)
Advertising Agencies	0.58
Advertising Services	1.04
Airlines	0.41
Apparel Manufacturers	0.43
Applications Software	0.01
Auto-Cars / Light Trucks	0.95
Beverages - Non-Alcoholic	0.13
Broadcast Services / Programming	0.13
Cable / Satellite TV	0.07
Commercial Banks - Non-US	0.45
Commercial Services	0.04
Commercial Services - Finance	0.34
Computer Data Security	1.13
Computer Software	1.44
Computers	0.30
Consumer Products - Miscellaneous	0.50
Cruise Lines	0.27
Diversified Banking Institutions	0.08
Diversified Manufacturing Operations	0.14
E-Commerce / Products	0.59
E-Commerce / Services	0.09
Electric - Distribution	0.23
Electric - Integrated	0.68
Electronic Components - Semiconductors	1.20
Enterprise Software / Services	1.57
Entertainment Software	0.04
Finance - Credit Card	0.33
Food - Miscellaneous / Diversified	1.10
Footwear & Related Apparel	0.03
Gas - Distribution	0.05
Health & Biotechnology	0.66
Securities Sold, Not Yet Purchased — By Industry	June 30, 2021 Percentage of Members’ Capital (%)
Human Resources	0.18
Internet Application Software	0.16
Internet Content - Entertainment	0.56
Investment Management / Advisory Services	0.90
Medical - Biomedical / Genetics	0.43
Medical - Drugs	0.08
Metal - Aluminum	0.03
Motorcycle / Motor Scooter	0.09
Office Automation & Equipment	0.02
Private Equity	0.18
Real Estate Management / Services	0.14
Real Estate Operations / Development	0.10
REITs - Apartments	0.75
REITs - Diversified	0.08
REITs - Health Care	0.71
REITs - Office Property	1.66
REITs - Regional Malls	0.05
REITs - Shopping Centers	0.75
Retail - Apparel / Shoes	0.17
Retail - Bedding	0.04
Retail - Home Furnishings	0.02
Retail - Major Department Stores	0.33
Retail - Miscellaneous / Diversified	0.27
Retail - Regional Department Stores	0.58
Sector Fund - Energy	0.06
Sector Fund - Technology	0.58
Telephone - Integrated	0.88
Web Hosting / Design	0.16
Total Securities Sold, Not Yet Purchased	24.97%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Written Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2021 Fair Value
			Written Options – 0.81%
			Equity Options – 0.81%
			Equity Call Options – 0.81%
			United States – 0.81%
			Sector Fund - Technology – 0.81%
$ 118,054,000	3,524	8/20/2021 $335	iShares Expanded Technology-Software Sector ETF*	$ 20,263,000
31,526,000	1,433	8/20/2021 $220	VanEck Vectors Semiconductor ETF*	6,118,910
32,994,000	1,404	8/20/2021 $235	VanEck Vectors Semiconductor ETF*	4,050,540
				$ 30,432,450
			Total United States (Proceeds $13,143,045)	$ 30,432,450
			Total Equity Call Options (Proceeds $13,143,045)	$ 30,432,450
			Total Equity Options (Proceeds $13,143,045)	$ 30,432,450
			Total Written Options (Proceeds $13,143,045)	$ 30,432,450

*
Counterparty to all written options is Morgan Stanley.

ETF
Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Written Options (Unaudited) (concluded)

Written Options - By Industry	June 30, 2021 Percentage of Members’ Capital (%)
Sector Fund -Technology	0.81%
Total Written Options	0.81%
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date*		June 30, 2021 Unrealized Gain***
	Swap Contracts – 3.76%
	Total Return Swap Contracts - Unrealized Gain – 4.78%
	United States – 3.02%
	Private Equity – 0.60%
$16,364,252	6/3/2024	The Carlyle Group, Inc.	$22,356,505
		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.75%**.
	Web Portals / ISP – 2.42%
46,673,848	6/3/2024	Alphabet, Inc., Class A	90,782,639
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$113,139,144

	Brazil – 0.97%
	Commercial Services / Finance – 0.08%
(4,622,849)	2/2/2022	Cielo SA	2,974,566
		Agreement with Morgan Stanley, dated 02/12/2019 to deliver the total return of the shares of Cielo SA in exchange for interest based on the Daily Fed Funds Effective Rate less 2.00%**.
	Finance - Other Services – 0.06%
40,120,959	2/2/2022	B3 SA-Brasil Bolsa Balcao	2,206,834

Agreement with Morgan Stanley, dated
01/30/2019 to receive the total return of the
shares of B3 SA-Brasil Bolsa Balcao in
exchange for interest based on the Daily Fed
Funds Effective Rate plus 1.00%**.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2021 Unrealized Gain***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Brazil – (continued)
	Retail - Discount – 0.83%
$33,944,328	2/2/2022	Magazine Luiza SA	$30,977,550
		Agreement with Morgan Stanley, dated 07/02/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.
	Total Brazil		$36,158,950

	Denmark – 0.00%
	Medical - Biomedical / Genetics – 0.00%
614,236	1/4/2024	Genmab A/S	31,466
		Agreement with Morgan Stanley, dated 12/08/2020 to receive the total return of the shares of Genmab A/S in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Denmark		$31,466

	Japan – 0.02%
	Electric - Integrated – 0.02%
(6,201,264)	12/24/2024	Tokyo Electric Power Co. Holdings, Inc.	604,690

Agreement with Morgan Stanley, dated
02/17/2016 to deliver the total return of the
shares of Tokyo Electric Power Co. Holdings,
Inc. in exchange for interest based on the Daily
Fed Funds Effective Rate less 0.40%**.

	Gas - Distribution – 0.00%
(813,022)	12/24/2024	Osaka Gas Co., Ltd.	2,856
		Agreement with Morgan Stanley, dated 01/24/2017 to deliver the total return of the shares of Osaka Gas Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$607,546

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2021 Unrealized Gain***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Gain – (continued)
	Spain – 0.70%
	Building - Heavy Construction – 0.70%
$14,690,310	1/4/2024	Cellnex Telecom SA	$26,369,546
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.
	Food - Retail – 0.00%
(202,836)	1/4/2024	Distribuidora Internacional de Alimentacion SA	149,885

Agreement with Morgan Stanley, dated
09/29/2014 to deliver the total return of the
shares of Distribuidora Internacional de
Alimentacion SA in exchange for interest based
on the Daily Fed Funds Effective Rate less
18.44%**.

	Total Spain		$26,519,431

	United Kingdom – 0.07%
	Food - Retail – 0.07%
(4,541,361)	12/14/2023	Marks & Spencer Group PLC	2,479,489

Agreement with Morgan Stanley, dated
02/16/2016 to deliver the total return of the
shares of Marks & Spencer Group PLC in
exchange for interest based on the Daily Fed
Funds Effective Rate less 0.30%**.

	Total United Kingdom		$2,479,489
	Total Return Swap Contracts – Unrealized Gain****		$178,936,026

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2021 Unrealized Loss***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (1.02%)
	Australia – (0.31%)
	Commercial Banks - Non-US – (0.31%)
$(12,813,730)	12/27/2024	Australia and New Zealand Banking Group, Ltd.	$(2,887,853)

Agreement with Morgan Stanley, dated
08/26/2015 to deliver the total return of the
shares of Australia and New Zealand Banking
Group, Ltd. in exchange for interest based on the
Daily Fed Funds Effective Rate less 0.40%**.

(11,065,945)	12/27/2024	Bank of Queensland, Ltd.	(794,762)
		Agreement with Morgan Stanley, dated 06/20/2018 to deliver the total return of the shares of Bank of Queensland, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
(7,913,292)	12/27/2024	Commonwealth Bank of Australia	(4,510,009)

Agreement with Morgan Stanley, dated
02/24/2016 to deliver the total return of the
shares of Commonwealth Bank of Australia in
exchange for interest based on the Daily Fed
Funds Effective Rate less 0.40%**.

(14,795,355)	12/27/2024	Westpac Banking Corp.	(3,530,608)
		Agreement with Morgan Stanley, dated 08/14/2015 to deliver the total return of the shares of Westpac Banking Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$(11,723,232)

	China – (0.10%)
	Applications Software – (0.01%)
32,033,453	7/14/2022	Glodon Co., Ltd., Class A	(296,679)

Agreement with Morgan Stanley, dated
07/10/2020 to receive the total return of the
shares of Glodon Co., Ltd., Class A in exchange
for interest based on the Daily Fed Funds
Effective Rate plus 1.25%**.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2021 Unrealized Loss***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (continued)
	China – (continued)
	Computer Services – (0.09%)
$25,324,996	7/14/2022	Sangfor Technologies, Inc., Class A	$(3,433,142)

Agreement with Morgan Stanley, dated
01/14/2021 to receive the total return of the
shares of Sangfor Technologies, Inc., Class A in
exchange for interest based on the Daily Fed
Funds Effective Rate plus 1.25%**.

	Total China		$(3,729,821)

	Japan – (0.35%)
	Electric Products - Miscellaneous – (0.01%)
(2,341,687)	12/24/2024	Casio Computer Co., Ltd.	(193,047)
		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Office Automation & Equipment – (0.03%)
(5,124,103)	12/24/2024	Canon, Inc.	(262,050)
		Agreement with Morgan Stanley, dated 03/31/2020 to deliver the total return of the shares of Canon, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
(1,241,810)	12/24/2024	Konica Minolta, Inc.	(424,565)
		Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
(1,437,112)	12/24/2024	Ricoh Co., Ltd.	(419,531)
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
			(1,106,146)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2021 Unrealized Loss***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (continued)
	Japan – (continued)
	Photo Equipment & Supplies – (0.01%)
$(809,323)	12/24/2024	Nikon Corp.	$(300,077)
		Agreement with Morgan Stanley, dated 10/29/2013 to deliver the total return of the shares of Nikon Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
	Semiconductor Equipment – (0.30%)
(16,055,420)	12/24/2024	Advantest Corp.	(1,104,214)
		Agreement with Morgan Stanley, dated 08/26/2011 to deliver the total return of the shares of Advantest Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
(24,444,619)	12/24/2024	Tokyo Electron, Ltd.	(10,240,009)
		Agreement with Morgan Stanley, dated 11/10/2020 to deliver the total return of the shares of Tokyo Electron, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
			(11,344,223)
	Total Japan		$(12,943,493)

	Netherlands – (0.04%)
	Commercial Services - Finance – (0.04%)
(4,643,083)	1/4/2024	Adyen NV	(1,515,844)
		Agreement with Morgan Stanley, dated 10/23/2020 to deliver the total return of the shares of Adyen NV in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.
	Total Netherlands		$(1,515,844)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2021 Unrealized Loss***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (continued)
	Switzerland – (0.03%)
	Enterprise Software - Services – (0.03%)
$(7,743,982)	12/14/2023	Temenos AG	$(1,023,075)
		Agreement with Morgan Stanley, dated 10/17/2019 to deliver the total return of the shares of Temenos AG in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.
	Total Switzerland		$(1,023,075)

	Taiwan – (0.16%)
	Computers - Peripheral Equipment – (0.07%)
(3,341,158)	1/25/2024	Innolux Display Corp.	(2,528,593)
		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Display Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 13.00%**.
	Electronic Components - Miscellaneous – (0.09%)
(2,998,384)	1/25/2024	AU Optronics Corp.	(3,327,810)
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 12.00%**.
	Total Taiwan		$(5,856,403)

	United Kingdom – (0.03%)
	Diversified Banking Institutions – (0.01%)
(7,082,154)	12/14/2023	HSBC Holdings PLC	(479,804)
		Agreement with Morgan Stanley, dated 03/12/2020 to deliver the total return of the shares of HSBC Holdings PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date*		June 30, 2021 Unrealized Loss***
	Swap Contracts – (continued)
	Total Return Swap Contracts - Unrealized Loss – (continued)
	United Kingdom – (continued)
	Retail - Apparel / Shoes – (0.02%)
$(1,663,237)	12/14/2023	Next PLC	$(742,032)
		Agreement with Morgan Stanley, dated 03/24/2016 to deliver the total return of the shares of Next PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$(1,221,836)
	Total Return Swap Contracts - Unrealized Loss*****		$(38,013,704)
	Total Swap Contracts, net		$140,922,322

*
Per the terms of the executed swap agreement, no periodic payments were made. A single payment is made upon the maturity of each swap contract.

**
Financing rate is variable. Rate indicated is as of June 30, 2021.

***
The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.

****
Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

*****
Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Swap Contracts – By Industry	June 30, 2021 Percentage of Members’ Capital (%)
Applications Software	(0.01)
Building - Heavy Construction	0.70
Commercial Banks - Non-US	(0.31)
Commercial Services - Finance	0.04
Computer Services	(0.09)
Computers - Peripheral Equipment	(0.07)
Diversified Banking Institutions	(0.01)
Electric Products - Miscellaneous	(0.01)
Electric - Integrated	0.02
Electronic Components - Miscellaneous	(0.09)
Enterprise Software / Services	(0.03)
Finance - Other Services	0.06
Swap Contracts – By Industry	June 30, 2021 Percentage of Members’ Capital (%)
Food - Retail	0.07
Gas - Distribution	0.00
Medical - Biomedical / Genetics	0.00
Office Automation & Equipment	(0.03)
Photo Equipment & Supplies	(0.01)
Private Equity	0.60
Retail - Apparel / Shoes	(0.02)
Retail - Discount	0.83
Semiconductor Equipment	(0.30)
Web Portals / ISP	2.42
Swap Contracts	3.76%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations (Unaudited)

Six Months Ended June 30, 2021
Investment income
Dividends (net of withholding taxes of $628,352)	$8,547,583
Interest	286,999
Total investment income	8,834,582
Expenses
Administration fees	25,223,075
Prime broker fees	10,406,068
Dividends on securities sold, not yet purchased	10,395,145
Advisor fees	7,473,504
Interest expense	2,639,993
Accounting and investor services fees	974,018
Custodian fees	590,645
Audit and tax fees	399,576
Legal fees	228,109
Board of Managers’ fees and expenses	227,869
Insurance expense	87,332
Printing expense	42,151
Miscellaneous	846,511
Total operating expenses	59,533,996
Net investment loss	(50,699,414)
Net realized and net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased and written options, foreign currency transactions and swap contracts
Net realized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased and written options, foreign currency transactions and swap contracts
Net realized gain on investments in securities	506,163,666
Net realized gain on foreign currency transactions	642,025
Net realized loss on swap contracts	(9,024,484)
Net realized loss on written options	(9,710,131)
Net realized loss on purchased options	(51,514,597)
Net realized loss on securities sold, not yet purchased	(131,614,368)
Total net realized gain/(loss) on investments in securities, purchased and written options, foreign currency transactions and swap contracts	304,942,111
Net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased and written options, foreign currency transactions and swap contracts
Net change in unrealized gain/(loss) on swap contracts	10,407,419
Net change in unrealized gain/(loss) on foreign currency transactions	(1,361,073)
Net change in unrealized gain/(loss) on written options	(3,666,152)
Net change in unrealized gain/(loss) on securities sold, not yet purchased	(44,020,084)
Net change in unrealized gain/(loss) on purchased options	(79,328,408)
Net change in unrealized gain/(loss) on investments in securities	(339,295,699)
Total net change in unrealized gain/(loss) on investments in securities, purchased and written options, foreign currency transactions and swap contracts	(457,263,997)
Net realized gain and net change in unrealized gain/(loss) on investments in securities, purchased and written options, foreign currency transactions and swap contracts	(152,321,886)
Net decrease in Members’ Capital resulting from operations	$(203,021,300)
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital (Unaudited)

	Special Advisory Member	Members	Total
MEMBERS’ CAPITAL, December 31, 2019	$—	$2,008,674,485	$2,008,674,485
From investment activities
Net investment loss	$—	$(81,893,097)	$(81,893,097)
Net realized gain on investments in securities, purchased and written options, foreign currency transactions, and swap contracts	—	417,268,932	417,268,932
Net change in unrealized gain/(loss) on investments in securities, purchased and written options, foreign currency transactions, and swap contracts	—	1,249,896,746	1,249,896,746
Incentive allocation	317,054,517	(317,054,517)	—
Net increase in Members’ Capital resulting from operations	317,054,517	1,268,218,064	1,585,272,581
Members’ Capital transactions
Capital contributions	—	559,633,169	559,633,169
Capital withdrawals	(317,054,517)	(62,169,852)	(379,224,369)
Net increase/decrease in Members’ Capital resulting from capital transactions	(317,054,517)	497,463,317	180,408,800
MEMBERS’ CAPITAL, December 31, 2020	$—	$3,774,355,866	$3,774,355,866
From investment activities
Net investment loss	$—	$(50,699,414)	$(50,699,414)
Net realized gain on investments in securities, purchased and written options, foreign currency transactions and swap contracts	—	304,942,111	304,942,111
Net change in unrealized gain/(loss) on investments in securities, purchased and written options, foreign currency transactions and swap contracts	—	(457,263,997)	(457,263,997)
Incentive allocation	—	—	—
Net decrease in Members’ Capital resulting from operations	—	$(203,021,300)	$(203,021,300)
Members’ Capital transactions
Capital contributions	—	235,105,260	235,105,260
Capital withdrawals	—	(61,610,955)	(61,610,955)
Net increase in Members’ Capital resulting from capital transactions	—	173,494,305	173,494,305
MEMBERS’ CAPITAL, June 30, 2021	$—	$3,744,828,871	$3,744,828,871
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2021
Cash flows from operating activities
Net decrease in Members’ Capital resulting from operations	$(203,021,300)
Adjustments to reconcile net decrease in Members’ Capital resulting from operations to net cash provided by operating activities:
Proceeds from sale of investments in securities	2,608,853,160
Purchase of investments in securities	(2,227,333,736)
Proceeds from sale of purchased options	522,288,880
Purchase of options	(594,038,075)
Proceeds from securities sold, not yet purchased	2,401,832,090
Cover of securities sold, not yet purchased	(2,672,768,383)
Proceeds from written options	39,321,079
Cover of written options	(61,839,731)
Amortization of premium and accretion of discount, net	(837)
Net realized gain on investments in securities and purchased and written options	(313,323,733)
Net change in unrealized (gain)/loss on investments in securities, purchased and written options and swap contracts	455,902,924
Changes in assets and liabilities related to operations:
Decrease in receivable for investment securities sold	153,714,390
Decrease in dividends receivable	503,729
Decrease in interest receivable	1,971
Increase in other assets	(51,298)
Increase in due to brokers	62,126,791
Decrease in payable for investment securities purchased	(60,267,379)
Increase in dividends payable on securities sold, not yet purchased	435,600
Decrease in accounting and investor services fees	(171,561)
Decrease in accrued expenses	(190,228)
Net cash provided by operating activities	111,974,353
Cash flows from financing activities
Capital contributions	235,105,260
Capital withdrawals, net	(350,792,775)
Net cash used in financing activities	(115,687,515)
Net change in cash, cash equivalents and restricted cash	(3,713,162)
Cash, cash equivalents and restricted cash at beginning of period	276,181,085
Cash, cash equivalents and restricted cash at June 30, 2021	$272,467,923
Supplemental disclosure of cash flow information
Cash paid during the period for interest	$2,589,898
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Statement of Assets, Liabilities and Members’ Capital that sum to the total of the same amount above at June 30, 2021:
Cash and cash equivalents	$62,889,950
Restricted cash included in cash and cash equivalents	200,757,729
Restricted cash included in due from brokers	8,820,244
Total cash, cash equivalents and restricted cash at June 30, 2021	$272,467,923
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2021 (Unaudited)

1.
Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, management investment company and operates as a diversified company. The Company’s term is perpetual, but it may be dissolved under the terms of the Third Amended and Restated Limited Liability Company Agreement of the Company dated July 1, 2018. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that Alkeon Capital Management L.L.C. (“Alkeon”), the sub-investment adviser of the Company, believes are well positioned to benefit from demand for their products or services; particularly, companies that can innovate or grow rapidly relative to their peers in their markets. These companies are generally considered to be “growth companies.” As part of its investment program, the Company may also engage in the short sales of securities that Alkeon believes are overvalued. Companies that derive major portions of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other industry sectors, if those other sectors present attractive opportunities for capital appreciation. The Company’s investment portfolio includes long and short positions primarily in equity securities, purchased options and total return swaps on equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stocks and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.
Responsibility for the overall management and supervision of the operations of the Company is vested in the Board of Managers of the Company (the “Board of Managers”). There are six members of the Board of Managers, one of whom is an “interested person” of the Company as defined by the Act. The Company’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). Multi-Manager also provides certain administrative services to the Company pursuant to an administrative services agreement. Multi-Manager serves as the Company’s investment adviser pursuant to an investment advisory agreement dated July 1, 2011. OAM is the managing member of Multi-Manager and Alkeon is a non-managing member of Multi-Manager. Advantage Advisers Management, L.L.C., an affiliate of Multi-Manager (the “Special Advisory Member”), holds a non-voting special advisory member interest in the Company solely for the purpose of receiving the incentive allocation (see Note 3). OAM and Alkeon are members of the Special Advisory Member. Alkeon has been retained to manage the Company’s investment portfolio under the supervision of Multi-Manager pursuant to a Sub-Investment Advisory Agreement dated July 1, 2011.
The acceptance by the Company of initial and additional contributions from persons who purchase limited liability company interests (“Interests”) in the Company (each, a “Member” and collectively, “Members”) are subject to approval by the Board of Managers. The Company generally accepts initial and additional contributions as of the first day of each month. No

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2021 (Unaudited) (continued)

1.
Organization (continued)

Member has the right to require the Company to redeem any portion of its Interest. However, the Company may from time to time offer to repurchase Interests from Members. Such offers are made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. In general, Multi-Manager recommends to the Board of Managers that the Company offer to repurchase Interests twice each year, based upon the value of Interests determined as of the end of the second fiscal quarter and as of at the end of the fiscal year.
Generally, except as provided under applicable law, a Member is not liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.
2.
Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.
Basis of Presentation:
The Company qualifies as an investment company under Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification 946, Financial Services — Investment Company (Topic 946), Amendments to the scope, measurement and disclosure requirements (“ASC 946”), and follows the accounting and reporting guidance of ASC 946.
The following is a summary of the Company’s significant accounting policies:
a.
Revenue Recognition

Securities transactions are recorded on a trade date basis utilizing specific identification for determining realized gains and losses associated with investment transactions. Dividends received are recorded on the ex-dividend date, net of any applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.
b.
Portfolio Valuation

The Company’s portfolio securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2021 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

(i)
Domestic exchange traded securities (other than options and securities traded on NASDAQ) are valued as follows:

(1)
at their last composite sale prices as reported on the exchanges where those securities are traded; or

(2)
if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

(ii)
Securities traded on NASDAQ are valued as follows:

(1)
at their NASDAQ Official Closing Prices (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

(2)
if no NOCP is available, at their last sale prices on the NASDAQ prior to the calculation of the net asset value of the Company; or

(3)
if no sale is shown on NASDAQ, at their bid prices; or

(4)
if no sale is shown and no bid price is available, the securities are valued at fair value in accordance with the procedures described below.

Securities traded on foreign securities exchanges are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold, not yet purchased) as reported by such exchange.
Listed options are valued at their bid prices (or ask prices in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by, or under the supervision of, the Board of Managers.
Total return swaps are valued based on the values of their reference securities determined in accordance with the procedures described above, net of any contractual terms with the counterparty.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2021 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or in consultation with brokers and dealers in such securities.
Forward contracts are traded over-the-counter. The fair value of forward contracts is determined using observable inputs such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts. The Company did not hold any forward contracts during the six months ending June 30, 2021.
All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers. The Company includes the portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) on investments in securities, purchased and written options, and swap contracts on the Statement of Operations.
The determination of fair value takes into account relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of Multi-Manager with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment. As of June 30, 2021, no securities were fair valued by the Board of Managers.
The fair value of the Company’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.
During the six months ended June 30, 2021, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2021 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:
Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Written Options, and the Schedule of Swap Contracts.
The following is a summary of the inputs used, as of June 30, 2021, in valuing the Company’s investments at fair value.
Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1—Quoted Prices		Level 1—Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$4,325,973,702	Common Stock	$934,921,618
Equity Options	219,304,092	Equity Options	30,432,450
Level 2—Other Significant		Level 2—Other Significant
Observable Inputs		Observable Inputs
Total Return Swaps	178,936,026	Total Return Swaps	38,013,704
Currency Options	3,257,781	Currency Options	—
Level 3—Other Significant		Level 3—Other Significant
Unobservable Inputs	—	Unobservable Inputs	—
Total	$4,727,471,601	Total	$1,003,367,772

c.
Cash and Cash Equivalents

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash of  $200,757,729 listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by the Company’s custodian, the Bank of New York Mellon (the “Custodian”), of which $198,386,461 is held as collateral for

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2021 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

c.
Cash and Cash Equivalents (continued)

swap contracts and $2,371,268 is held as collateral for securities sold, not yet purchased. In addition, at June 30, 2021, $214,501,868 in cash equivalents was held at the Custodian in a cash reserve account and foreign currency with a U.S. Dollar value of  $49,145,811 was held by the Custodian in a foreign cash account. The Company holds foreign currency as part of its investment strategy to reduce exposure to currency risk.
The Company maintains cash in bank deposit accounts with the Custodian which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.
d.
Income Taxes

The Company is treated as a partnership for tax purposes. As a result, no Federal, state or local income taxes have been paid by the Company and Members are individually liable for the taxes on their respective shares of the Company’s income or loss. The only taxes payable by the Company on its income are foreign withholding taxes applicable to certain foreign income. The Company identifies its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Company makes significant investments. The Company accounts for income taxes under ASC 740, Income Taxes, which provides guidance related to the evaluation of uncertain tax positions. ASC 740 requires that management evaluate whether a tax position of the Company is “more-likely-than-not” to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation process, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Derecognition of a tax benefit previously recognized could result in the Company recording a tax liability that would reduce Members’ Capital.
Based on its analysis, management has concluded that no liability for unrecognized tax exposures should be recorded related to uncertain tax positions, including consideration of penalties and interest, for open tax years. The Company accrues interest and penalties, if applicable, within country tax expense on the Statement of Operations. For the six months ended June 30, 2021, the Company did not accrue any interest or penalties payable. As of June 30, 2021, the tax years that remain subject to examination by the U.S. Federal tax jurisdiction under the statute of limitations are from the year 2017 and forward and since inception in certain foreign jurisdictions. Management’s conclusions regarding the Company’s uncertain tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. Management does not expect that the total amount of unrecognized tax benefit will materially change over the next twelve months.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2021 (Unaudited) (continued)

3.
Advisory Fee, Administration Fee, Related Party Transactions and Other

Multi-Manager provides administrative and investor services to the Company for which it is paid a fee by the Company computed at the annual rate of 1.35% of Members’ Capital determined as of the start of business on the first business day of the month. It is also paid a fee by the Company for investment advisory services which is computed at the annual rate of 0.40% of Members’ Capital determined as of the start of business on the first business day of the month. Total Multi-Manager administration fees and expenses amounted to $25,223,075 and Multi-Manager advisory services fees and expenses amounted to $7,473,504 for the six months ended June 30, 2021. The administration and advisory fees are computed and paid monthly in arrears to Multi-Manager.
During the six months ended June 30, 2021, Oppenheimer earned $18,176 in brokerage commissions on portfolio transactions executed by it on behalf of the Company. Brokerage commissions paid by the Company are reflected in the net realized and net change in unrealized gain/(loss) on investments in securities, purchased and written options, foreign currency transactions, and swap contracts in the Statement of Operations within these financial statements.
Net profits or net losses of the Company for each fiscal period (monthly) are allocated among and credited to or debited against the capital accounts of Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as Multi-Manager serves as the investment adviser of the Company, Multi-Manager (or an affiliate designated by Multi-Manager) is entitled to be the Special Advisory Member of the Company. Advantage Advisers Management, LLC serves as the Special Advisory Member and, in such capacity, generally is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each fiscal year (and as of the date of repurchase of the entire Interest of a Member), in an amount equal to 20% of the amount by which net profits, if any, for such period exceed the positive balance in the Member’s “Loss Recovery Account,” as defined in the Company’s confidential memorandum. The Incentive Allocation is credited to the capital account of the Special Advisory Member. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to its account with respect to the allocation period. During the six months ended June 30, 2021, no incentive was credited to the capital account of the Special Advisory Member.
Each member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of $50,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee of the Board of Managers each receive a supplemental retainer of $12,500 per annum. Total Board of Managers fees and expenses amounted to $227,869 during the six months ended June 30, 2021. Managers who are “interested persons” of the Company do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2021 (Unaudited) (continued)

3.
Advisory Fee, Administration Fee, Related Party Transactions and Other
(continued)

The Custodian is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company. Total custody fees and expenses amounted to $590,645 during the six months ended June 30, 2021, of which $285,740 is included in the accrued expenses in the Statement of Assets, Liabilities and Members’ Capital.
BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon a monthly fee for these services based on Members’ Capital determined as of the last day of each month, and reimburses BNY Mellon for certain expenses. Total BNY Mellon fees and expenses were $974,018 during the six months ended June 30, 2021, of which $324,039 is disclosed as accounting and investor services fees payable in the Statement of Assets, Liabilities and Members’ Capital.
Morgan Stanley Fund Services USA L.L.C. (“MSFS”) is engaged to provide supplemental trade reconciliation services. The Company pays MSFS a monthly fee for such services. The total fee paid to MSFS was $168,132 during the six months ended June 30, 2021, and is included in miscellaneous expense in the Statement of Operations.
Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears all costs associated with its activities as placement agent. The placement agent is entitled to charge a sales commission (placement fee) to investors of up to 3% (up to 3.1% of the amount invested) in connection with investor purchases of Interests, in its discretion. Placement fees, if any, will reduce the amount of a Member’s investment in the Company and will neither constitute an investment made by the investor in the Company nor form part of the assets of the Company. For the six months ended June 30, 2021, placement fees earned by Oppenheimer were $423,153.
4.
Indemnifications

The Company has entered into various contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.
5.
Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2021, were $2,227,333,736 and $2,608,853,160, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2021, were $2,672,768,383 and $2,401,832,090, respectively.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2021 (Unaudited) (continued)

5.
Securities Transactions (continued)

At December 31, 2020, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $2,780,770,196 and $1,010,635,056, respectively.
For Federal income tax purposes, at December 31, 2020, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $1,982,347,424, consisting of $2,183,481,873 gross unrealized gain and $201,134,449 gross unrealized loss.
6.
Due from / to Broker

The Company’s prime brokers are Morgan Stanley & Co, Inc. (“Morgan Stanley”), Credit Suisse Securities (USA) L.L.C. (“Credit Suisse”) and Merrill Lynch Professional Clearing Corp. (“Merrill Lynch”) (collectively the “Prime Brokers”).
Due from brokers primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the Prime Brokers as of June 30, 2021, which serves as collateral for securities sold, not yet purchased and is restricted.
The Company has the ability to trade on margin and to borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs any indebtedness. The Company pays interest on outstanding margin borrowings at the Fed Funds Effective rate plus 45 bps for balances less than $140 million and the Fed Funds Effective rate plus 200 bps for balances greater than $140 million. The Company pledges securities and cash as collateral for securities sold, not yet purchased, and margin borrowings (except for cash proceeds from the sale of securities sold, not yet purchased, held at the Prime Brokers), for which collateral is maintained in one or more segregated accounts held by the Custodian. As of June 30, 2021, the total value of this collateral was $1,885,709,426, comprised of pledged securities with a value of $1,883,338,157 which are included in investments in securities in the Statement of Assets, Liabilities and Members’ Capital and $2,371,269 of cash which is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital. Pledged securities with a value of $1,520,562,579, $161,466,111 and $201,309,467 are held at the Custodian as of such date on behalf of Morgan Stanley, Credit Suisse and Merrill Lynch, respectively. Additional cash of  $8,820,244 was held as of such date as collateral for securities sold, not yet purchased of which $5,418,850, $473,913 and $2,927,481 were held at Morgan Stanley, Credit Suisse and Merrill Lynch, respectively, which are included in the due from brokers in the Statement of Assets, Liabilities and Members’ Capital. For the six months ended June 30, 2021, the average daily amount of the margin borrowings was $292,784,754 and the daily weighted average annualized interest rate was 1.82%. The Company has borrowings outstanding at June 30, 2021, totaling $223,730,641, which is recorded as due to brokers in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2021 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company trades various financial instruments and enters into various transactions with off-balance sheet risk. These financial instruments include options, forwards, swaps and securities sold, not yet purchased. Generally, these financial instruments (other than long options positions) represent future commitments to purchase or sell other financial instruments or to make certain payments on specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.
Securities sold, not yet purchased, represents obligations of the Company to deliver specified securities and thereby creates a liability on the part of the Company to purchase such securities in the future at prevailing market prices. Accordingly, these transactions involve off-balance sheet risk as the Company’s ultimate obligation to purchase of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily, the Company’s investments in securities sold, not yet purchased, and amounts included in due from/due to brokers, are positions with the Prime Brokers. Accordingly, the Company has a concentration of individual counterparty credit risk with the Prime Brokers. The Company maintains cash with the Prime Brokers and pledges securities in an account at the Custodian for the benefit of the Prime Brokers to meet margin requirements as determined by the Prime Brokers. (see Note 6)
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.
The Company has invested approximately 7.87% of Members’ Capital in equity securities and options (including both long and short) of Chinese companies. Political, social or economic changes in the Chinese market, as well as factors affecting international trade and finance (including the imposition by the U.S. of tariffs on Chinese goods), may have a greater impact on the value of the Company’s portfolio due to this concentration of investment in Chinese companies than would be the case absent of such concentration.
The Company may enter into forward contracts to hedge against foreign currency exchange rate risk for its foreign currency denominated assets and liabilities due to adverse foreign currency fluctuations against the U.S. Dollar.
Forward currency transactions are contracts or agreements for delayed delivery of specific currencies in which the seller agrees to make delivery at a specified future date of specified amount of a currency. Risks associated with these transactions are the inability of counterparties

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2021 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

to meet the terms of their respective contracts and movements in fair value and exchange rates. Forward contracts are traded over-the-counter, and thus are subject to counterparty risk and can be illiquid. The fair value of forward contracts is obtained by applying exchange rates to notional amounts stated in the applicable contract. The gross unrealized gain is reported as an asset in the Statement of Assets, Liabilities and Members’ Capital and the gross unrealized loss is reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. As of June 30, 2021, the Company did not hold forward contracts.
In some cases, the Company uses total return swaps to obtain long or short investment exposure in lieu of directly purchasing or selling an equity security. A swap is a contract under which two parties agree to make payments to each other based on changes in specified interest rates, in a specified index or in the value of a specified security or other instrument, applied to a stated, or “notional”, amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps (which can also include contracts for difference), depending on the type of index or instrument used to calculate the payments. Such swaps increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. The Company determines the value of swaps based on the value of the securities or other assets to which the swaps relate as determined using the Company’s valuation procedures that are outlined in Note 2b. As of June 30, 2021, the counterparty for all of the total return swaps is Morgan Stanley. Any income earned from the swaps’ underlying instruments (i.e., dividends and interest) will be paid proportionately upon the unwinding of the swap or at its maturity. The change in value of a swap, including any amounts of financing interest and income earned from the underlying instrument but not yet paid, is reported as a net change in unrealized gains or losses in the Statement of Operations. Unrealized gains on swap contracts are reported as an asset and unrealized losses on swap contracts are reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap contract. The net realized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.
Swap contracts entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap contract generally will be equal to only the net amount to be paid or received under the contract based on the relative payment obligations of each party (the “net amount”).
Certain equity swaps in which the Company engages have the effect of providing economic leveraging of the Company’s assets. Such leverage can be significant. As such, the impact of an adverse change in the value of securities subject to swaps may result in losses to the Company that are greater than the nominal value of the swap as shown on the Company’s financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2021 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

When the Company enters into swaps, it is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance. The Company is exposed to significant concentration of credit risk as the counterparty to all of the Company’s swap contracts is Morgan Stanley, one of the Prime Brokers. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the counterparty to a swap contract defaults on its obligation to the Company, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive from the counterparty, which may be different than the amounts recorded in the Statement of Assets, Liabilities and Members’ Capital. The Company considers the creditworthiness of its counterparties and maintains trading relationships with well established counterparties to minimize potential credit risk.
The unrealized gain/(loss) amount presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid (i.e., the fair value) on each swap contract, respectively, as of June 30, 2021. The net change in unrealized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.
Total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to a total return swap could terminate it and request immediate payment or demand increased collateral for the net obligation owed by the Company to the counterparty. Further, the agreements state that, if the authority of Multi-Manager or Alkeon is terminated and an acceptable successor is not appointed, the swaps will terminate.
As of June 30, 2021, $198,386,461 was posted by the Company as collateral related to its total return swaps. This amount is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.
The Company may purchase put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the prices of securities. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.
The Company may also write (sell) put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the price of

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2021 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

a security. Option contracts serve as components of the Company’s investment strategy and are utilized to structure investments with the goal of enhancing the performance of the Company.
When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the option. Exercise by a counterparty of an option written by the Company could require the Company to sell or buy a security at a price different from its current market price.
The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this note.
Multi-Manager believes the average quarterly notional amount shown in the table below is the most relevant measure of derivatives activity and is indicative of the Company’s volume of derivatives activity during the six months ended June 30, 2021.
Purchased Currency options:
Average notional amount	$27,949,115
Purchased Equity options:
Average notional amount	$4,978,845,050
Written Equity options:
Average notional amount	$200,238,167
Total Return swaps:
Average notional amount	$368,350,474
The Company is exposed to certain additional risks relating to derivatives. The primary underlying risk of investing in total return swaps and equity options is equity price risk. The primary underlying risk of investing in currency options and forward contracts is currency exchange risk.
The following tables identify the change in unrealized gain/(loss) and the gross and net realized and unrealized gain/(loss) on derivative instruments. The gross unrealized gain and gross unrealized loss for total return swaps (equity price risk) are disclosed as an asset and a liability,

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2021 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

respectively, in the Statement of Assets, Liabilities and Members’ Capital. As of June 30, 2021, $219,304,092 and $3,257,781 of the June 30, 2021 fair value of the purchased options disclosed in the Statement of Assets, Liabilities and Members’ Capital have equity price risk and currency price risk, respectively. The June 30, 2021 fair value of the written options disclosed in the Statement of Assets, Liabilities and Members’ Capital have equity price risk. The net change in unrealized gain/(loss) on purchased options, written options and swaps are reflected in the Statement of Operations within these financial statements.
The Primary Underlying Risk is Equity Price Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Total Year ended December 31, 2020
Purchased Equity Options	$45,162,254	$46,986,394	$(1,824,140)
Written Equity Options	—	13,623,253	(13,623,253)
Total Return Swaps	157,063,824	26,548,921	130,514,903
Total Year ended December 31, 2020	$202,226,078	$87,158,568	$115,067,510
Six months ended June 30, 2021
Purchased Equity Options	$45,770,908	$126,416,137	$(80,645,229)
Written Equity Options	—	17,289,405	(17,289,405)
Total Return Swaps	178,936,026	38,013,704	140,922,322
Six months ended June 30, 2021	$224,706,934	$181,719,246	$42,987,688
Total net change in unrealized gain/(loss)	$22,480,856	$94,560,678	$(72,079,822)
The Primary Underlying Risk is Currency Risk	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Total Year ended December 31, 2020
Purchased Currency Options	$—	$5,293,721	$(5,293,721)
Total Year ended December 31, 2020	$—	$5,293,721	$(5,293,721)
Six months ended June 30, 2021
Purchased Currency Options	$—	$5,801,040	$(5,801,040)
Six months ended June 30, 2021	$—	$5,801,040	$(5,801,040)
Total net change in unrealized gain/(loss)	$—	$507,319	$(507,319)

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2021 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The following table identifies the gross and net realized gain/(loss) on derivative instruments. The net realized loss on derivatives are reflected in the Statement of Operations within these financial statements.
The Primary Underlying Risk is Equity Price Risk	Gross Realized Gain	Gross Realized Loss	Net Realized Gain/(Loss)
Purchased Equity Options	$159,966,202	$201,918,490	$(41,952,288)
Written Equity Options	16,983,115	26,693,246	(9,710,131)
Total Return Swaps	20,912,201	29,936,685	(9,024,484)
Total	$197,861,518	$258,548,421	$(60,686,903)
The Primary Underlying Risk is Currency Risk	Gross Realized Gain	Gross Realized Loss	Net Realized Gain/(Loss)
Purchased Currency Options	$304,778	$9,867,087	$(9,562,309)
Total	$304,778	$9,867,087	$(9,562,309)

8.
Other Risks

The full impact of the coronavirus (COVID-19) outbreak continues to evolve as of the date of this report. As such it is uncertain as to the full magnitude that the pandemic will have on the Company's financial condition. The extent of the impact on the financial performance of the Company will depend on future developments, including (i) the duration and spread of the outbreak, (ii) governmental restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Company’s investments is impacted because of these factors for an extended period, the performance of the Company may be adversely affected.
9.
Balance Sheet Offsetting

In the normal course of business, the Company enters into swaps that are governed by an agreement with Morgan Stanley. The agreement allows the Company and Morgan Stanley, as counterparty, to make net payments in respect of all transactions in the same currency, settling on the same date. The Company posts cash as collateral with the Custodian to secure the Company’s obligations to the counterparty. Such cash is held by the Custodian in a segregated account and its use is restricted. (see Note 6).
In the event that the Company fails to post collateral or to comply with any restrictions or provisions of a swap contract, the counterparty has the right to set-off any amounts payable by

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2021 (Unaudited) (continued)

9.
Balance Sheet Offsetting (continued)

the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.
The table below presents the swaps that are set-off, if any, as well as collateral delivered, related to those swaps. The Company presents all swaps as gross unrealized gain or loss in the Statement of Assets, Liabilities and Members’ Capital.
Offsetting of Financial Assets and Derivative Assets
	Gross Amount of Assets as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Received
Total return swaps	$178,936,026	$(38,013,704)	$—	$140,922,322
Total	$178,936,026	$(38,013,704)	$—	$140,922,322
Offsetting of Financial Liabilities and Derivative Liabilities
	Gross Amounts of Liabilities as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Pledged(a)
Total return swaps	$38,013,704	$38,013,704	$—	$—
Total	$38,013,704	$38,013,704	$—	$—

(a)
Collateral pledged to counterparties is based on notional exposure. There is $198,386,461 of collateral pledged to counterparties related to derivatives trading activities which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2021 (Unaudited) (concluded)

10.
Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Members’ Capital, end of period (000s)	$3,744,829	$3,774,356	$2,008,674	$1,445,445	$1,457,846
Ratio of net investment loss to average Members’ Capital**	(2.76%)***	(2.66%)	(2.46%)	(2.97%)	(3.09%)
Ratio of expenses to average Members’ Capital**	3.24%***	3.37%	4.26%	4.39%	4.48%
Ratio of incentive allocation to average Members’ Capital	0.00%***	10.30%	5.51%	0.02%	5.26%
Portfolio Turnover	51%	151%	85%	136%	99%
Total return-gross*	(5.30%)	70.93%	42.87%	(6.10%)	34.41%
Total return-net*	(5.30%)	56.74%	35.60%	(6.10%)	27.81%
Ratio of average borrowings to average Members’ Capital	15.96%***	4.24%	3.08%	2.66%	3.51%

*
Total return assumes a purchase of an Interest on the first day and a sale of the Interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include the effect of any placement fees imposed by the placement agent.

**
Does not reflect the effect of incentive allocation to the Special Advisory Member, if any.

***
Annualized

An individual Member’s ratios and returns may vary from the above based on the timing of the Member’s capital transactions.
11.
Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements, except as disclosed below.
The Company received initial and additional contributions from Members of $30,443,687 from July 1, 2021 through August 25, 2021.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.
Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.
Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.
II.
Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC quarterly on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.
III.
Approval of Investment Advisory Agreement

At a meeting held on March 16, 2021, the Board of Managers of the Company (the “Board”) approved the renewal of the Company’s investment advisory agreement with Advantage Advisers Multi-Manager, L.L.C (the “Adviser”) for an additional annual period. The meeting was held by videoconference in view of health risks that would have been associated with holding an in-person meeting during the COVID-19 situation and in reliance on exemptive orders issued by the Securities and Exchange Commission (the “SEC”) providing exemptions from certain Investment Company Act sections and rules requiring that votes of the Board be cast in-person.
In approving the renewal of the investment advisory agreement, the Board, including each of the Managers who are not “interested persons,” as defined by the Investment Company Act of 1940 as amended, of the Company (the “Independent Managers”), considered various matters at its meeting, during an executive session of the Independent Managers and over the past twelve months, including: (i) the nature, scope and quality of the services provided to the Company by the Adviser; (ii) the investment performance of the Company relative to comparable funds; (iii) the advisory fees and other fees and expenses of the Company (including fee information for comparable funds) and the estimated profitability to the Adviser of its relationship with the Company; (iv) the extent to which economies of scale in costs of providing services may be realized by the Adviser as the assets of the Company grow; and (v) whether the advisory fee adequately reflects any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and the Adviser.
In considering the nature, scope and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing levels, turnover in the personnel of the Adviser’s managing member, management and the organizational structure of the various affiliates and business units of Oppenheimer & Co. Inc. (“Oppenheimer”) providing services to the Company. At its meeting, the Board also reviewed with management the investment management oversight,

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.
Approval of Investment Advisory Agreement (continued)

compliance, regulatory, risk management, administration and accounting-related services provided by the Adviser and the investor-related services provided by Oppenheimer and reviewed the costs associated with providing these services.
The Board also considered various other matters, including: Oppenheimer’s commitment to the advisory business, including the alternative investment advisory business, and its platform of alternative investment product offerings; the appropriateness of the Adviser’s staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; regulatory matters relating to the Adviser and its affiliates; and the Adviser’s oversight of third party service providers.
The Board also reviewed materials relating to the Company’s investment performance. It noted that the Company performance was at the top of the range of the performance of peer group funds and relevant indices for 2020 and that the performance of the Company over the long term has also been strong. The Board concluded that the Company has been provided with high quality investment advice over a period of many years as demonstrated by the Company’s investment performance since its inception. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar funds managed by Alkeon Capital Management L.L.C. (“Alkeon”). The Board found the Company’s performance to be comparable to the performance of those funds.
The Board also considered the fees payable to the Adviser under the investment advisory agreement and administrative services agreement as well as the current and historical expense ratios of the Company. It concluded that the asset-based fees paid to the Adviser are generally higher than those of the private investment funds in the performance peer group, but noted that the Company is a registered fund and that its fees are similar to those of registered funds considered as peers for fee and expense comparison purposes (albeit at the high end of the range). The Board also noted that the overall fee structure for the Company is similar to the fee structures of other Alkeon managed funds, including another registered fund with an investment program similar to that of the Company and a number of Alkeon’s private investment funds, and that unlike certain peer group funds, the Company does not pay any fees for distribution or shareholder servicing. In addition, the Board considered revenues attributable to the Company received by the Adviser and its affiliates (including fees received for investment advisory and administrative services and the performance-based incentive allocation pursuant to which 20% of the Company’s net profits otherwise allocable to each Member’s capital account is allocated to an affiliate of the Adviser) and the costs incurred by the Adviser in providing services to the Company, as well as data regarding the Adviser’s financial condition, compensation and profitability. The Board noted that, although the Company does not pay a distribution fee to Oppenheimer, Oppenheimer may charge placement fees to investors and that Oppenheimer compensates its financial advisors for providing investor services related to the Company.
At the Board’s meeting, the Adviser reviewed the methodology used to estimate the Adviser’s costs and profits relating to the Company. It was noted that the payments made by Oppenheimer to its financial advisors were not taken into consideration in estimating the Adviser’s profitability. The Board also considered the indirect benefits received by the Adviser and its affiliates attributable to their

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.
Approval of Investment Advisory Agreement (continued)

relationships with the Company, and it was determined that, although the value of such benefits could not be readily quantified or assessed, any such benefits were not material or inappropriate.
Based on its review of information relating to the Company’s fees and the profitability of the Adviser, the Board concluded that the fees payable by the Company under the investment advisory agreement and administrative services agreement bear reasonable relationships to the services provided by the Adviser.
With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board recognized that economies of scale may be realized, particularly as the assets of the Company increase, and determined that it would continue to consider potential material economies of scale. It also concluded that, in light of the nature, quality and scope of the services provided by the Adviser, the costs of those services and the fees paid by similar funds, the estimated profitability to the Adviser from the Company is not so disproportionately large that it bears no reasonable relationship to the services provided.
Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including the administrative services and compliance infrastructure provided by the Adviser. The Board noted its overall satisfaction with the nature, scope and quality of services provided by the Adviser and concluded that the Company was receiving all required services from the Adviser under its agreements with the Company, and that these services were of appropriate quality.
No single factor was determinative to the conclusions of the Board. Based on the considerations described above, and such other matters as were deemed relevant, the following conclusions and determinations were made by the Board, including each of the Independent Managers:
1.
the nature, scope and quality of the services provided by the Adviser were adequate and appropriate;

2.
approval of the fees received by the Adviser is supported by comparative fee information showing the advisory fees charged to similar investment vehicles receiving similar services, the benefits to be derived by the Adviser from its relationship with the Company, and the nature, scope and quality of services rendered to the Company;

3.
based on consideration of all relevant factors, a reduction in advisory fees to reflect a sharing in the benefit of economies of scale in the costs of providing services to the Company is not currently warranted; and

4.
the approval of the continuances of the Company’s investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company.

IV. Approval of Sub-Advisory Agreement
At a meeting held on March 16, 2021, the Board approved the renewal for an additional annual period of the sub-investment advisory agreement between the Adviser and Alkeon (the “Sub-Advisory

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

IV. Approval of Sub-Advisory Agreement (continued)
Agreement”), pursuant to which Alkeon is retained to manage the investment portfolio of the Company. The meeting was held by videoconference in view of health risks that would have been associated with holding an in-person meeting during the COVID-19 situation and in reliance on a no-action position of the staff of the SEC permitting, subject to certain conditions, certain Board actions normally requiring an in-person vote of independent members of a fund’s board to be taken at meetings held via telephone or videoconference during unforeseen or emergency circumstances.
In approving the renewal of the Sub-Advisory Agreement, the Board, including each of the Independent Managers considered various matters at its meeting, during an executive session of the Independent Managers and over the past twelve months, including: (i) the nature, scope and quality of the services provided to the Company by Alkeon; (ii) the research and portfolio management capabilities of Alkeon and personnel of Alkeon responsible for providing services to the Company; (iii) the appropriateness of Alkeon staffing levels; (iv) regulatory matters relating to Alkeon; and (v) other matters, including the investment performance of the Company, the fees and other revenues received by Alkeon attributable to its relationship with the Company and the services Alkeon provides (including revenues Alkeon receives as a non-managing member of the Adviser), the estimated profitability to Alkeon attributable to its relationship with the Company, and whether Alkeon had realized any economies of scale in its costs of providing services to the Company.
In its deliberations, the Board considered the fact that the Company’s investment performance was at the top of the range of the performance of peer group funds and relevant indices for 2020 and that the Company has been provided with high quality investment advice over a period of many years, as demonstrated by the historic investment performance of the Company, which averaged 13.68% annually for the period from inception of the Company in May 1999 through December 2020, which significantly exceeds the returns of relevant indices during that period. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar investment funds managed by Alkeon. Based on its review, the Board concluded that the Company benefits from the services provided by Alkeon, including research and portfolio management services. The Board noted its overall satisfaction with the nature, scope and quality of services provided by Alkeon and concluded that the Company was receiving all required services from Alkeon under the Sub-Advisory Agreement, and that these services were of appropriate quality. The indirect benefits received by Alkeon attributable to its relationship with the Company were also considered, and it was determined that, although the value of such benefits could not be readily quantified or assessed, any such benefits were not material or inappropriate.
With respect to the fees payable under the Sub-Advisory Agreement, the Board noted that, although the Company does not pay a fee to Alkeon under the Sub-Advisory Agreement, the Company pays an advisory fee computed at the annual rate of 0.40% of the Company’s net assets to the Adviser pursuant to its investment advisory agreement with the Adviser, out of which a fee computed at the annual rate of 0.30% of the Company’s net assets is paid to Alkeon pursuant to the Sub-Advisory Agreement. In addition, the Board noted that each Member’s capital account is subject to a performance-based

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (concluded)

incentive allocation pursuant to which 20% of the Company’s net profits otherwise allocable to the Member are allocated to an affiliate of the Adviser, and that (through its ownership of interests in the Adviser and this affiliate) Alkeon shares in the revenues of the Adviser and its affiliate attributable to the Company.
As previously noted with respect to the continuances of the Company’s agreements with the Adviser, the Board concluded that the asset-based fees paid to the Adviser are generally higher than those of the private investment funds in the performance peer group, but noted that the Company is a registered fund and that its fees are similar to those of other registered funds considered as peers for fee and expense comparison purposes (albeit at the high end of the range). The Board also noted that the overall fee structure for the Company is similar to the fee structures of other Alkeon managed funds, including another registered fund with an investment program similar to that of the Company and a number of Alkeon’s private investment funds.
Consideration was also given to the costs of the services provided by Alkeon and an estimate of the profits that are realized by Alkeon from its relationship with the Company (including the fees it is paid under the Sub-Advisory Agreement and its share of the revenues of the Adviser and the Adviser’s affiliate). The extent to which economies of scale in costs of providing services would be realized by Alkeon as the Company grows and whether the fee payable to Alkeon pursuant to the Sub-Advisory Agreement adequately reflects these economies of scale for the benefit of Members were also considered. The Board determined that, in light of the nature, quality and scope of services provided by Alkeon, the costs of those services and the fees paid by similar funds, the estimated profitability of Alkeon is not so disproportionately large that it bears no reasonable relationship to the services that it provides.
Based upon consideration of these matters, the Board concluded that it would be in the best interest of the Company to approve the renewal of the Sub-Advisory Agreement.
No single factor was determinative to the conclusions of the Board. Based on the considerations described above, and such other matters as were deemed relevant, the following conclusions and determinations were made by the Board, including each of the Independent Managers:
1.
the nature, scope and quality of the services provided by Alkeon were adequate and appropriate;

2.
approval of the fees received by Alkeon is supported by comparative fee information showing the advisory fees charged to similar investment vehicles receiving similar services, including other funds managed by Alkeon, the benefits to be derived by Alkeon from its relationship with the Company and the nature, scope and quality of services rendered to the Company;

3.
based on consideration of all relevant factors, a reduction in advisory fees to reflect a sharing in the benefit of economies of scale in the costs of providing services to the Company is not currently warranted; and

4.
the approval of the continuance of the Sub-Advisory Agreement for an additional annual period is in the best interests of the Company.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date:	September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date:	September 2, 2021

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(Principal Financial Officer)

Date:	September 2, 2021

* Print the name and title of each signing officer under his or her signature.